Expense Example - High Income Fund	Fund Shares 1 Year	Fund Shares 3 Years	Fund Shares 5 Years	Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 3 Years	Inst. Shares 5 Years	Inst. Shares 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	R6 Shares 1 Year	R6 Shares 3 Years	R6 Shares 5 Years	R6 Shares 10 Years
USD ($)	86	268	466	1,037	78	243	422	942	328	564	820	1,550	69	254	455	1,033